Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Intangible assets:
Intangible assets, gross	$ 560,342	$ 528,031
Less: accumulated amortization	(192,403)	(118,256)
Intangible assets, net	367,939	409,775
Software license [Member]
Intangible assets:
Intangible assets, gross	528,031	420,021
Software under development [Member]
Intangible assets:
Intangible assets, gross	$ 32,311	$ 108,010